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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2005
                                               -------------------


Check here if Amendment [   ]; Amendment Number:  __
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC
Address:  115 East Putnam
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

  /s/ James E. Buck II             Greenwich, Connecticut      February 15, 2005
  ---------------------------      ----------------------      -----------------
            [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:              21
                                                 -----------

Form 13F Information Table Value Total:           $ 210,092
                                                 -----------
                                                 (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.



List of Other Included Managers:

None













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
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                                                FORM 13F INFORMATION TABLE (DECEMBER 31, 2005 - PUBLIC)
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            COLUMN 1            COLUMN 2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
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                                                                                                                 VOTING AUTHORITY
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                                                                      SHRS OR
                                                             VALUE    PRN    SH/  PUT/   INVESTMENT   OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X1000)  AMOUNT PRN  CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC               COMMON STOCK     011589108   30004    1612259 SH          SOLE                1612259     0      0
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AMERICAN TOWER CORP CL A COM    OPTIONS - CALLS  0299120AE     631      23300 SH   CALL   SOLE                  23300     0      0
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AMLI RESIDENTIAL PPTYS TR       REITS/RICS       001735109    3980     104600 SH          SOLE                 104600     0      0
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CAPTIVA SOFTWARE CORP           COMMON STOCK     14073T109    5997     269526 SH          SOLE                 269526     0      0
------------------------------------------------------------------------------------------------------------------------------------
CBS CORP CL B                   COMMON STOCK     124857202   12346     484148 SH          SOLE                 484148     0      0
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL COAST BANCORP           COMMON STOCK     153145107    1170      47278 SH          SOLE                  47278     0      0
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREAM         COMMON STOCK     261877104   42260     509891 SH          SOLE                 509891     0      0
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HOUSTON EXPLORATION CO COM      COMMON STOCK     442120101     734      13900 SH          SOLE                  13900     0      0
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HUDSON UNITED BANCORP           COMMON STOCK     444165104   25800     618990 SH          SOLE                 618990     0      0
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INTELLISYNC CORP COM            COMMON STOCK     458176104    3005     582375 SH          SOLE                 582375     0      0
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LA QUINTA CORP Paired Ctf 1 Co  COMMON STOCK     50419U202    3633     326100 SH          SOLE                 326100     0      0
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MBNA CORP SEE CUSIP 060505104   OPTIONS - CALLS  55262L0AE     679      25000 SH   CALL   SOLE                  25000     0      0
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MCI INC EACH SHARE EXCH FOR     COMMON STOCK     552691107   22857    1158505 SH          SOLE                1158505     0      0
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QWEST COMMUN INTL COM           OPTIONS - CALLS  7491211AA     141      25000 SH   CALL   SOLE                  25000     0      0
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REEBOK INTERNATIONAL LTD        CONVRT BONDS     758110AH3   21297   18826000 SH          SOLE               18826000     0      0
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REEBOK INTL LTD COM             OPTIONS - PUTS   7581100PK     349       6000 SH   PUT    SOLE                   6000     0      0
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REEBOK INTL LTD COM             OPTIONS - PUTS   99ABQTGM1    3436      59000 SH   PUT    SOLE                  59000     0      0
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SPRINT NEXTEL CORP COM          COMMON STOCK     852061100    1168      50000 SH          SOLE                  50000     0      0
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TELUS CORPORATION NON-VTG COM   COMMON STOCK     87971M202     201       5000 SH          SOLE                   5000     0      0
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VIACOM CL B                     COMMON STOCK     92553P201   19923     484148 SH          SOLE                 484148     0      0
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WELLPOINT INC                   COMMON STOCK     94973V107   10481     131362 SH          SOLE                 131362     0      0
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                                                           210,092
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